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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22067

AGIC Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Shares		Value*
COMMON STOCK—80.5%
	Australia—2.2%
	Airlines—0.2%
152,554	Qantas Airways Ltd. (a)	$244,772

	Biotechnology—0.5%
17,462	CSL Ltd. (b)	569,378

	Construction & Engineering—0.3%
14,173	Leighton Holdings Ltd.	304,985

	Diversified Financial Services—0.6%
139,994	Challenger Ltd.	625,031

	Metals & Mining—0.6%
13,924	BHP Billiton Ltd.	521,686
58,602	OneSteel Ltd.	52,545
		574,231
	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG	32,129

	Metals & Mining—0.1%
2,316	Voestalpine AG	67,350

	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	149,275

	Brazil—0.7%
	Metals & Mining—0.7%
32,439	Vale S.A., Class B, ADR	754,207

	Canada—0.2%
	Communications Equipment—0.2%
9,100	Research In Motion Ltd. (a)	162,526

	China—0.2%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	83,200

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	77,081

	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	128,665

	Finland—0.2%
	Communications Equipment—0.0%
7,353	Nokia Oyj	42,498

	Food & Staples Retailing—0.2%
4,984	Kesko Oyj, Class B	175,375

	France—2.1%
	Airlines—0.0%
4,355	Air France - KLM (a)	25,378

	Automobiles—0.2%
9,874	Peugeot S.A.	184,874
1,838	Renault S.A.	68,871
		253,745
	Commercial Banks—0.3%
4,922	BNP Paribas	195,935
12,598	Credit Agricole S.A.	80,982
		276,917
	Diversified Telecommunication—0.8%
47,233	France Telecom S.A. (b)	815,267

	Electrical Equipment—0.2%
4,912	Alstom S.A.	170,089

	Household Durables—0.2%
2,043	SEB S.A.	164,628

	Metals & Mining—0.0%
3,088	ArcelorMittal	58,154

	Oil, Gas & Consumable Fuels—0.4%
8,490	Total S.A.	438,021

	Germany—2.1%
	Airlines—0.3%
23,665	Deutsche Lufthansa AG	306,820

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Shares		Value*
	Automobiles—1.0%
17,212	Daimler AG (b)	$783,030
3,950	Porsche Automobile Holding SE	242,051
		1,025,081
	Chemicals—0.4%
7,688	K+S AG	418,636

	Industrial Conglomerates—0.1%
1,496	Siemens AG	151,394

	Metals & Mining—0.1%
1,548	Salzgitter AG	80,369

	Multi-Utilities—0.0%
568	RWE AG	23,546

	Semiconductors & Semiconductor Equipment—0.2%
2,911	Aixtron AG	38,102
15,947	Infineon Technologies AG	132,569
		170,671
	Greece—0.0%
	Commercial Banks—0.0%
4,039	National Bank of Greece S.A. (a)	10,758

	Hong Kong—1.9%
	Airlines—0.4%
197,000	Cathay Pacific Airways Ltd.	354,872

	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	132,195

	Electric Utilities—0.3%
59,000	Cheung Kong Infrastructure Holdings Ltd.	332,379

	Industrial Conglomerates—0.2%
3,600	Jardine Matheson Holdings Ltd.	182,078

	Marine—0.1%
10,500	Orient Overseas International Ltd.	48,655

	Paper & Forest Products—0.0%
112,000	Lee & Man Paper Manufacturing Ltd.	40,602

	Real Estate Management & Development—0.6%
41,000	Hang Lung Group Ltd.	219,883
118,000	New World Development Co., Ltd.	101,220
28,000	Swire Pacific Ltd., Class A	341,811
		662,914
	Semiconductors & Semiconductor Equipment—0.2%
16,500	ASM Pacific Technology Ltd.	183,514

	Specialty Retail—0.0%
19,981	Esprit Holdings Ltd.	28,838

	Ireland—0.0%
	Banks—0.0%
20,740	Anglo Irish Bank Corp. PLC (a)(c)	279

	Insurance—0.0%
9,738	Irish Life & Permanent Group Holdings PLC (a)	421

	Israel—0.1%
	Pharmaceuticals—0.1%
3,501	Teva Pharmaceutical Industries Ltd., ADR	138,675

	Italy—0.6%
	Electric Utilities—0.2%
54,358	Enel SpA	231,614

	Household Durables—0.1%
14,735	Indesit Co. SpA	78,566

	Oil, Gas & Consumable Fuels—0.3%
13,395	ENI SpA	283,683

	Japan—5.1%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	89,990

	Commercial Banks—0.3%
169,000	Hokuhoku Financial Group, Inc.	330,035

	Computers & Peripherals—0.1%
13,000	Toshiba Corp.	60,086

	Consumer Finance—0.2%
490	ORIX Corp.	41,344
13,600	Promise Co., Ltd. (a)	141,854
		183,198
	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	103,569

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Shares		Value*
	Electronic Equipment, Instruments—0.3%
3,500	FUJIFILM Holdings Corp.	$84,947
5,500	Mitsumi Electric Co., Ltd.	40,021
23,000	Nippon Chemi-Con Corp.	85,218
14,000	Star Micronics Co., Ltd.	131,260
		341,446
	Health Care Equipment & Supplies—0.1%
7,000	Olympus Corp.	94,562

	Household Durables—0.2%
13,300	Sony Corp.	245,079

	Leisure Equipment & Products—0.5%
5,000	Nikon Corp.	117,072
7,900	Sankyo Co., Ltd.	394,889
		511,961
	Machinery—0.2%
5,000	Glory Ltd.	105,949
4,700	Shima Seiki Manufacturing Ltd.	81,543
		187,492
	Marine—0.3%
71,000	Mitsui OSK Lines Ltd.	225,699
32,000	Nippon Yusen KK	71,285
		296,984
	Metals & Mining—0.3%
4,300	JFE Holdings, Inc.	79,150
43,000	Nippon Steel Corp.	104,385
56,000	Sumitomo Metal Industries Ltd.	98,754
		282,289
	Pharmaceuticals—0.1%
6,000	Chugai Pharmaceutical Co., Ltd.	91,663
3,300	Daiichi Sankyo Co., Ltd.	59,504
		151,167
	Road & Rail—0.1%
1,700	East Japan Railway Co.	104,126

	Software—0.0%
300	Nintendo Co., Ltd.	45,671

	Specialty Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	48,872

	Tobacco—0.1%
16	Japan Tobacco, Inc.	76,780

	Trading Companies & Distribution—1.8%
54,000	ITOCHU Corp.	548,769
70,000	Marubeni Corp.	432,441
26,000	Mitsui & Co., Ltd.	410,225
36,900	Sumitomo Corp.	492,543
		1,883,978
	Wireless Telecommunication Services—0.3%
50	KDDI Corp.	331,290

	Luxembourg—0.0%
	Metals & Mining—0.0%
154	APERAM	2,484

	Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV (a)	113,408

	New Zealand—0.1%
	Construction Materials—0.1%
27,259	Fletcher Building Ltd.	129,006

	Norway—0.5%
	Chemicals—0.4%
10,500	Yara International ASA	427,417

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA	75,652

	Singapore—1.1%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	327,739

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp.	229,325

	Distributors—0.3%
9,000	Jardine Cycle & Carriage Ltd.	329,591

	Electronic Equipment, Instruments—0.1%
26,000	Venture Corp. Ltd.	134,510

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Shares		Value*
	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	$60,301

	Transportation Infrastructure—0.1%
29,200	SATS Ltd.	50,338

	Spain—1.1%
	Construction & Engineering—0.3%
9,221	ACS Actividades de Construccion y Servicios S.A.	299,060
2,822	Sacyr Vallehermoso S.A.	17,016
		316,076
	Diversified Telecommunication—0.8%
45,274	Telefonica S.A.	850,171

	Sweden—1.2%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	151,275
4,200	Swedbank AB, Class A	56,187
		207,462
	Household Durables—0.1%
5,400	Electrolux AB	94,033

	Machinery—0.5%
20,200	Sandvik AB	258,921
16,000	Trelleborg AB, Class B	134,984
14,200	Volvo AB, Class B	163,284
		557,189
	Specialty Retail—0.4%
13,200	Hennes & Mauritz AB, Class B	419,365

	Switzerland—1.5%
	Biotechnology—0.2%
5,878	Actelion Ltd. (a)	205,541

	Capital Markets—0.1%
2,773	Credit Suisse Group AG (a)	66,928

	Energy Equipment & Services—0.3%
20,647	Weatherford International Ltd. (a)	313,009

	Insurance—0.7%
3,450	Zurich Financial Services AG (a)(b)	759,822

	Textiles, Apparel & Luxury Goods—0.2%
656	Swatch Group AG	255,860

	United Kingdom—8.6%
	Aerospace & Defense—0.0%
11,929	BAE Systems PLC	51,501

	Capital Markets—0.1%
17,856	3i Group PLC	53,492

	Commercial Banks—0.4%
50,729	Barclays PLC	146,136
18,343	Lloyds TSB Group PLC (a)	7,178
51,937	Royal Bank of Scotland Group PLC (a)	17,288
9,470	Standard Chartered PLC	206,170
		376,772
	Commercial Services & Supplies—0.4%
13,154	Aggreko PLC	392,130

	Food & Staples Retailing—0.4%
92,742	WM Morrison Supermarkets PLC (b)	470,187

	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC	38,875
4,730	Smiths Group PLC	70,674
		109,549
	Insurance—0.6%
253,484	Old Mutual PLC	452,966
45,432	Standard Life PLC	144,699
		597,665
	Machinery—0.3%
17,900	Charter International PLC	262,741

	Metals & Mining—1.6%
6,416	Anglo American PLC	244,943
36,554	BHP Billiton PLC (b)	1,124,120
5,372	Rio Tinto PLC	282,813
4,527	Xstrata PLC	72,675
		1,724,551
	Multiline Retail—1.0%
26,858	Marks & Spencer Group PLC	139,747
21,928	Next PLC	926,836
		1,066,583

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Shares		Value*
	Oil, Gas & Consumable Fuels—2.5%
16,993	BG Group PLC	$364,480
	Royal Dutch Shell PLC,
16,201	Class A	566,623
45,399	Class B (b)	1,635,933
		2,567,036
	Professional Services—0.1%
14,108	Michael Page International PLC	85,354

	Specialty Retail—0.1%
16,621	Game Group PLC	1,940
72,326	Howden Joinery Group PLC (a)	127,820
		129,760
	Tobacco—0.6%
14,650	British American Tobacco PLC (b)	679,863

	Wireless Telecommunication Services—0.4%
165,068	Vodafone Group PLC	446,857

	United States—50.5%
	Aerospace & Defense—0.7%
10,300	L-3 Communications Holdings, Inc.	682,890

	Auto Components—0.9%
31,200	Johnson Controls, Inc.	982,176

	Automobiles—1.0%
82,000	Ford Motor Co. (a)	869,200
6,114	General Motors Co. (a)	130,167
		999,367
	Beverages—2.0%
14,100	Coca-Cola Co.	947,943
15,600	Molson Coors Brewing Co., Class B	633,204
7,600	PepsiCo, Inc.	486,400
		2,067,547
	Biotechnology—0.9%
22,800	Gilead Sciences, Inc. (a)	908,580

	Communications Equipment—3.0%
5,266	Aviat Networks, Inc. (a)	9,268
70,748	Cisco Systems, Inc.	1,318,743
5,984	EchoStar Corp., Class A (a)	131,528
21,200	Harris Corp.	754,720
17,000	Qualcomm, Inc.	931,600
		3,145,859
	Computers & Peripherals—2.2%
3,000	Apple, Inc. (a)	1,146,600
51,700	EMC Corp. (a)(b)	1,189,617
		2,336,217
	Diversified Financial Services—0.7%
24,837	JP Morgan Chase & Co.	769,202

	Diversified Telecommunication Services—1.1%
6,769	Frontier Communications Corp.	38,719
28,200	Verizon Communications, Inc.	1,063,986
		1,102,705
	Electric Utilities—0.9%
13,855	Entergy Corp.	974,838

	Electronic Equipment, Instruments & Components—0.6%
14,000	Amphenol Corp., Class A	634,620

	Energy Equipment & Services—3.1%
9,700	Diamond Offshore Drilling, Inc.	583,455
15,500	National Oilwell Varco, Inc.	1,111,350
20,100	Schlumberger Ltd.	1,514,133
		3,208,938
	Food Products—1.0%
34,884	Archer-Daniels-Midland Co.	1,050,706

	Health Care Equipment & Supplies—2.0%
15,600	Baxter International, Inc.	805,896
2,900	Intuitive Surgical, Inc. (a)(b)	1,259,209
		2,065,105
	Health Care Providers & Services—2.1%
23,000	CIGNA Corp.	1,017,290
15,000	McKesson Corp.	1,219,650
		2,236,940
	Hotels, Restaurants & Leisure—1.4%
15,000	McDonald’s Corp. (b)	1,432,800

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Shares		Value*
	Household Products—1.0%
16,500	Procter & Gamble Co.	$1,065,405

	Independent Power Producers & Energy Traders—1.2%
12,500	Constellation Energy Group, Inc.	502,000
38,461	NRG Energy, Inc. (a)	756,912
		1,258,912
	Industrial Conglomerates—1.8%
62,026	General Electric Co.	986,834
45,800	Textron, Inc.	889,894
		1,876,728
	Insurance—2.3%
2,679	American International Group, Inc. (a)	62,447
46,000	Genworth Financial, Inc., Class A (a)	303,140
11,760	MetLife, Inc.	370,205
17,000	Prudential Financial, Inc.	860,880
37,371	XL Group PLC, Class A	770,590
		2,367,262
	Internet Software & Services—1.1%
2,000	Google, Inc., Class A (a)	1,198,780

	IT Services—1.3%
7,500	International Business Machines Corp. (b)	1,410,000

	Machinery—3.2%
18,700	AGCO Corp. (a)	855,525
14,200	Deere & Co.	1,125,350
14,900	Joy Global, Inc.	1,360,072
		3,340,947
	Media—0.7%
29,919	DISH Network Corp., Class A	735,110

	Metals & Mining—0.9%
23,400	Freeport-McMoRan Copper & Gold, Inc.	926,640

	Multiline Retail—1.4%
28,630	Target Corp.	1,508,801

	Multi-Utilities—1.0%
28,169	PG&E Corp.	1,094,084

	Oil, Gas & Consumable Fuels—1.7%
5,500	Occidental Petroleum Corp.	543,950
19,400	Peabody Energy Corp.	761,062
18,800	Valero Energy Corp.	418,676
		1,723,688
	Pharmaceuticals—4.8%
16,000	Abbott Laboratories	872,800
43,300	Bristol-Myers Squibb Co.	1,416,776
18,224	Johnson & Johnson	1,179,457
43,391	Merck & Co., Inc.	1,551,228
		5,020,261
	Semiconductors & Semiconductor Equipment—2.1%
48,000	Intel Corp.	1,195,680
33,900	Texas Instruments, Inc.	1,020,390
		2,216,070
	Software—2.4%
44,500	Microsoft Corp.	1,138,310
36,900	Oracle Corp.	1,156,815
10,199	Symantec Corp. (a)	166,754
		2,461,879

	Total Common Stock (cost-$133,481,967)	84,190,362

CONVERTIBLE PREFERRED STOCK—9.9%
	Airlines—0.3%
11,485	Continental Airlines Finance Trust II, 6.00%, 11/15/30	317,273

	Auto Components—0.5%
10,700	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	517,773

	Automobiles—0.3%
60,000	Escrow GM Corp., 7/15/33 (a)(c)	—
9,800	General Motors Co., 4.75%, 12/1/13, Ser. B	334,572
		334,572

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Shares		Value*
	Capital Markets—1.0%
4,600	AMG Capital Trust I, 5.10%, 4/15/36	$207,386
	Lehman Brothers Holdings, Inc., (c)(d)(e),
42,200	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	244,760
9,300	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	207,390
6,250	The Goldman Sachs Group, Inc., 6.00%, 3/2/12 (Wellpoint, Inc.) (d)	408,288
		1,067,824
	Commercial Banks—0.5%
1,700	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	241,519
250	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	263,500
		505,019
	Commercial Services & Supplies—0.3%
7,036	United Rentals, Inc., 6.50%, 8/1/28	326,734

	Diversified Financial Services—1.2%
600	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	464,994
4,200	Citigroup, Inc., 7.50%, 12/15/12	353,850
9,165	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.) (d)	472,181
		1,291,025
	Electric Utilities—0.5%
5,000	NextEra Energy, Inc., 8.375%, 6/1/12	252,500
3,875	PPL Corp., 9.50%, 7/1/13	221,030
		473,530
	Food Products—0.9%
10,000	Bunge Ltd., 4.875%, 12/1/11 (f)	973,750

	Household Durables—0.8%
7,400	Newell Financial Trust I, 5.25%, 12/1/27	317,275
4,900	Stanley Black & Decker, Inc., 4.75%, 11/17/15	559,286
		876,561
	Insurance—0.6%
5,200	Assured Guaranty Ltd., 8.50%, 6/1/12	213,564
7,100	MetLife, Inc., 5.00%, 9/11/13	431,609
		645,173
	Multi-Utilities—0.5%
11,000	AES Trust III, 6.75%, 10/15/29	539,990

	Oil, Gas & Consumable Fuels—1.2%
8,300	Apache Corp., 6.00%, 8/1/13	472,104
4,700	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(g)(h)	182,713
6,700	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	572,012
		1,226,829
	Professional Services—0.6%
10,400	Nielsen Holdings NV, 6.25%, 2/1/13	596,752

	Real Estate Investment Trust—0.3%
10,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	251,343

	Road & Rail—0.4%
47,690	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (g)	453,236

	Total Convertible Preferred Stock (cost-$15,648,852)	10,397,384

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—7.8%
	Auto Components—0.5%
$275	BorgWarner, Inc., 3.50%, 4/15/12	552,750

	Capital Markets—0.6%
500	Ares Capital Corp., 5.75%, 2/1/16 (g)(h)	475,000
160	BGC Partners, Inc., 4.50%, 7/15/16 (g)(h)	145,200
		620,200
	Diversified Telecommunication Services—0.2%
160	Level 3 Communications, Inc., 15.00%, 1/15/13	197,000

	Electrical Equipment—0.8%
495	EnerSys, 3.375%, 6/1/38 (i)	490,669
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	342,500
		833,169
	Health Care Equipment & Supplies—0.1%
130	Alere, Inc., 3.00%, 5/15/16	122,525

	Hotels, Restaurants & Leisure—0.4%
450	MGM Resorts International, 4.25%, 4/15/15	418,500

	Internet Software & Services—0.5%
275	VeriSign, Inc., 3.25%, 8/15/37	313,844
150	WebMD Health Corp., 2.50%, 1/31/18 (g)(h)	136,312
		450,156

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
	IT Services—0.6%
$475	Alliance Data Systems Corp., 1.75%, 8/1/13	$648,375

	Machinery—0.5%
515	Greenbrier Cos, Inc., 3.50%, 4/1/18 (c)(g)(h)	481,847

	Media—1.3%
475	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	486,875
	Liberty Media LLC,
310	3.125%, 3/30/23	340,225
1,000	3.50%, 1/15/31	552,500
		1,379,600
	Metals & Mining—0.2%
200	Steel Dynamics, Inc., 5.125%, 6/15/14	217,500

	Oil, Gas & Consumable Fuels—0.3%
250	Western Refining, Inc., 5.75%, 6/15/14	330,625

	Pharmaceuticals—0.6%
200	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (g)(h)	650,750

	Real Estate Investment Trust—0.7%
250	Boston Properties LP, 3.75%, 5/15/36	284,063
400	Health Care REIT, Inc., 4.75%, 12/1/26	432,000
		716,063
	Semiconductors & Semiconductor Equipment—0.2%
300	SunPower Corp., 4.75%, 4/15/14	224,250

	Thrifts & Mortgage Finance—0.3%
	MGIC Investment Corp.,
200	5.00%, 5/1/17	107,000
395	9.00%, 4/1/63 (g)(h)	161,456
		268,456

	Total Convertible Bonds & Notes (cost-$9,542,528)	8,111,766

YANKEE BOND—0.4%
	Marine—0.4%
550	DryShips, Inc., 5.00%, 12/1/14 (cost-$620,871)	371,937

Units
WARRANTS (a)—0.1%
	Automobiles—0.1%
	General Motors Co.,
5,558	expires 7/10/16	70,309
5,558	expires 7/10/19	48,577
		118,886
	Electronic Equipment, Instruments—0.0%
3,050	Kingboard Chemical Holdings Ltd., expires 10/31/12	216

	Total Warrants (cost-$775,993)	119,102

Principal Amount (000s)
SHORT-TERM INVESTMENT—1.0%
	Time Deposit—1.0%
$1,010	Wells Fargo-Grand Cayman, 0.03%, 12/1/11 (cost-$1,009,926)	1,009,926

	Total Investments, before call options written (cost-$161,080,137) (k)—99.7%	104,200,477

Contracts
CALL OPTIONS WRITTEN (a)—(0.1)%
	Bristol-Myers Squibb Co.,
300	strike price $33, expires 12/17/11	(10,350)
	International Business Machines Corp.,
50	strike price $190, expires 12/17/11	(11,675)
	Intuitive Surgical, Inc.,
20	strike price $440, expires 12/17/11	(14,600)
	McDonald’s Corp.,
105	strike price $95, expires 12/17/11	(16,853)

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Contracts		Value*
	McKesson Corp.,
105	strike price $85, expires 12/17/11	$(3,675)
	Total Call Options Written (premiums received-$35,566)	(57,153)

	Total Investments, net of call options written (cost-$161,044,571) (j)—99.6%	104,143,324
	Other assets less other liabilities—0.4%	390,390
	Net Assets—100.0%	$104,533,714

Notes to Schedules of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Non-income producing.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(c)	Fair-Valued—Securities with an aggregate value of $934,276, representing 0.9% of net assets.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	In default.
(f)	Perpetual maturity. The date shown is the next call date.
(g)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	Private Placement—Restricted as to resale may not have a readily available market. Securities with an aggregate market value of $2,233,278, representing 2.1% of net assets.
(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)	Securities with an aggregrate value of $30,018,609, representing 28.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(k)

At November 30, 2011, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $162,220,142. Gross unrealized appreciation was $5,483,358; gross unrealized depreciation was $63,503,023; and net unrealized depreciation was $58,019,665. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Other Investments:

Transactions in options written for the three months ended November 30, 2011:

	Contracts	Premiums
Options outstanding, August 31, 2011	545	$33,125
Options written	1,950	158,675
Options terminated in closing transactions	(745)	(59,116)
Options expired	(1,170)	(97,118)
Options outstanding, November 30, 2011	580	$35,566

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

• Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended November 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for the international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable,  the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at November 30, 2011 in valuing Fund’s assets and liabilities is listed below:

		Level 2-	Level 3-
		Other Significant	Significant
	Level 1-	Observable	Unobservable		Value at
	Quoted Prices	Inputs	Inputs		11/30/11
Investments in Securities - Assets
Common Stock:
Australia	—	$2,318,397	—		$2,318,397
Austria	—	99,479	—		99,479
Belgium	—	149,275	—		149,275
China	—	160,281	—		160,281
Denmark	—	128,665	—		128,665
Finland	—	217,873	—		217,873
France	—	2,202,199	—		2,202,199
Germany	—	2,176,517	—		2,176,517
Greece	—	10,758	—		10,758
Hong Kong	—	1,966,047	—		1,966,047
Ireland	—	421	$279		700
Italy	—	593,863	—		593,863
Japan	—	5,368,575	—		5,368,575
Luxembourg	—	2,484	—		2,484
Netherlands	—	113,408	—		113,408
New Zealand	—	129,006	—		129,006
Norway	—	503,069	—		503,069
Singapore	—	1,131,804	—		1,131,804
Spain	—	1,166,247	—		1,166,247
Sweden	—	1,278,049	—		1,278,049
Switzerland	$313,009	1,288,151	—		1,601,160
United Kingdom	—	9,014,041	—		9,014,041
All Other	53,858,465	—	—		53,858,465
Convertible Preferred Stock:
Airlines	—	317,273	—		317,273
Automobiles	334,572	—	—	†	334,572
Capital Markets	—	615,674	452,150		1,067,824
Commercial Banks	263,500	241,519	—		505,019
Commercial Services & Supplies	—	326,734	—		326,734
Diversified Financial Services	818,844	472,181	—		1,291,025
Household Durables	559,286	317,275	—		876,561
Insurance	431,609	213,564	—		645,173
Oil, Gas & Consumable Fuels	472,104	754,725	—		1,226,829
Professional Services	—	596,752	—		596,752
Road & Rail	—	453,236	—		453,236
All Other	2,756,386	—	—		2,756,386
Convertible Bonds & Notes:
Machinery	—	—	481,847		481,847
All Other	—	7,629,919	—		7,629,919
Yankee Bond		371,937			371,937
Warrants	119,102				119,102
Short-Term Investment	—	1,009,926	—		1,009,926
Total Investments in Securities - Assets	$59,926,877	$43,339,324	$934,276		$104,200,477
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(57,153)	—	—		$(57,153)
Total Investments	$59,869,724	$43,339,324	$934,276		$104,143,324

† Escrow GM Corp. is fair-valued at $0.

There were no significant transfers between Levels 1 and 2 during the three months ended November 30, 2011.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Global Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2012